Investment Holding Level 3 (Tables)	12 Months Ended
Dec. 31, 2020
Investments [Abstract]
Investment Income [Table Text Block]

Net Investment Income
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
(Before tax)	2020	2019
Fixed maturities [1]	$518	$586	$343	$395
Equity securities	7	6	9	4
Mortgage loans	92	92	49	54
Policy loans	82	84	48	32
Limited partnerships and other alternative investments	130	161	67	41
Other investments [2]	13	19	11	13
Investment expenses	(26)	(24)	(18)	(19)
Total net investment income	$816	$924	$509	$520
[1]    Includes net investment income on short-term investments.
[2]    Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities along with income on assets from the Corporate Owned Life Insurance ("COLI") block of business.

Realized Gain (Loss) on Investments [Table Text Block]

Net Realized Capital Gains (Losses)
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
(Before tax)	2020	2019
Gross gains on sales	$166	$67	$12	$49
Gross losses on sales	(32)	(18)	(38)	(112)
Equity securities [1]	1	2	(21)	2
Net credit losses on fixed maturities, AFS [2]	(1)
Change in ACL on mortgage loans [3]	(8)
Intent-to-sell impairments	(6)	—	(1)	—
Net OTTI losses recognized in earnings		(4)	(6)	—
Valuation allowances on mortgage loans		—	(5)	—
Results of variable annuity hedge program:
GMWB derivatives, net	82	53	12	12
Macro hedge program	(414)	(418)	153	(36)
Total results of variable annuity hedge program	(332)	(365)	165	(24)
Transactional foreign currency revaluation	3	(4)	9	(6)
Non-qualifying foreign currency derivatives	(7)	(4)	(10)	7
Other, net [4]	142	51	37	(23)
Net realized capital gains (losses)	$(74)	$(275)	$142	$(107)
[1]     The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2020 (Successor Company), were $4 for the year ended December 31, 2020 (Successor Company).The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities still held as of December 31, 2019 (Successor Company), were $(2) for the year ended December 31, 2019 (Successor Company).The net unrealized gains (losses) on equity securities included in net realized capital gains (losses) related to equity securities were $(14) for the period of June 1, 2018 to December 31, 2018 (Successor Company), and $(3) for the period of January 1, 2018 to May 31, 2018 (Predecessor Company).
[2]    Due to the adoption of accounting guidance for credit losses on January 1, 2020, realized capital losses previously reported as OTTI are now presented as credit losses which are net of any recoveries. For further information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.
[3]    Represents the change in ACL recorded during the period following the adoption of accounting guidance for credit losses on January 1, 2020. For further information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.
[4] Includes gains (losses) on non-qualifying derivatives, excluding foreign currency derivatives, of $149 for the year ended December 31, 2020 (Successor Company), $54 for the year ended December 31, 2019 (Successor Company), $35 for the period of June 1, 2018 to December 31, 2018 (Successor Company), and $(10) for the period of January 1, 2018 to May 31, 2018 (Predecessor Company).

Available-for-sale Securities [Table Text Block]

Sales of AFS Securities
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Fixed maturities, AFS
Sale proceeds	$1,789	$2,541	$2,523	$3,523
Gross gains	165	67	12	45
Gross losses	(31)	(16)	(37)	(47)
Sales of AFS securities in 2020 were primarily a result of tactical changes to the portfolio as a result of changing market
Debt Securities, Available-for-sale, Allowance for Credit Loss

ACL on Fixed Maturities, AFS by Type for the Year Ended December 31, 2020 (Successor Company)
(Before tax)	Corporate	Total
Balance, beginning of year	$—	$—
Credit losses on fixed maturities where an allowance was not previously recorded	1	1
Balance as of end of period	$1	$1

Other than Temporary Impairment, Credit Losses Recognized in Earnings [Table Text Block]

Cumulative Credit Impairments on Fixed Maturities, AFS
	Successor Company		Predecessor Company
	For the Year Ended December 31, 2019	June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
(Before tax)
Balance as of beginning of period	$(6)	$—	$(88)
Additions for credit impairments recognized on [1]:
Fixed maturities not previously impaired	(4)	(6)	—
Reductions for credit impairments previously recognized on:
Fixed maturities that matured or were sold during the period	6	—	17
Fixed maturities due to an increase in expected cash flows	—	—	1
Balance as of end of period	$(4)	$(6)	$(70)
[1]These additions are included in net realized capital gains (losses) on the Consolidated Statements of Operations.

Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
Fixed Maturities, AFS

Fixed Maturities, AFS by Type
	Successor Company
	December 31, 2020					December 31, 2019
	Amortized Cost [1]	ACL [2]	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost [1]	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [3]
ABS	$436	$—	$8	$—	$444	$291	$4	$—	$295	$—
CLOs	1,425	—	7	(4)	1,428	1,150	6	(6)	1,150	—
CMBS	1,152	—	77	(11)	1,215	1,331	65	(3)	1,391	—
Corporate	7,240	(1)	1,296	(12)	8,552	7,403	696	(7)	8,121	—
Foreign govt./govt. agencies	236	—	32	—	266	382	30	(1)	409	—
Municipal	761	—	115	(1)	875	705	56	—	761	—
RMBS	745	—	26	(2)	769	853	16	(1)	868	—
U.S. Treasuries	1,142	—	192	(8)	1,326	905	88	—	993	—
Total fixed maturities, AFS	$13,137	$(1)	$1,753	$(38)	$14,875	$13,020	$961	$(18)	$13,988	$—
[1]The cost or amortized cost of assets that support modified coinsurance reinsurance contracts were not adjusted as part of the application of pushdown accounting. As a result, gross unrealized gains (losses) only include subsequent changes in value recorded in AOCI beginning June 1, 2018. Prior changes in value have been recorded in additional paid-in capital.
[2]Represents the ACL recorded following the adoption of accounting guidance for credit losses on January 1, 2020. For further information refer to Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.
[3]Represents the amount of cumulative non-credit impairment losses recognized in OCI on fixed maturities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2019 (Successor Company).

Investments Classified by Contractual Maturity Date [Table Text Block]

Fixed maturities, AFS, by Contractual Maturity Year
	Successor Company
	December 31, 2020		December 31, 2019
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$238	$241	$295	$300
Over one year through five years	1,376	1,462	1,260	1,297
Over five years through ten years	1,808	2,052	1,824	1,951
Over ten years	5,957	7,264	6,016	6,736
Subtotal	9,379	11,019	9,395	10,284
Mortgage-backed and asset-backed securities	3,758	3,856	3,625	3,704
Total fixed maturities, AFS	$13,137	$14,875	$13,020	$13,988

Schedule of Unrealized Loss on Investments [Table Text Block]
Unrealized Losses on Fixed Maturities, AFS

Unrealized Loss Aging for Fixed Maturities, AFS by Type and Length of Time as of December 31, 2020
Successor Company
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS	$—	$—	$16	$—	$16	$—
CLOs	346	(1)	411	(3)	757	(4)
CMBS	214	(11)	2	—	216	(11)
Corporate	110	(9)	63	(3)	173	(12)
Foreign govt./govt. agencies	1	—	—	—	1	—
Municipal	28	(1)	—	—	28	(1)
RMBS	223	(1)	39	(1)	262	(2)
U.S. Treasuries	236	(8)	—	—	236	(8)
Total fixed maturities, AFS in an unrealized loss position	$1,158	$(31)	$531	$(7)	$1,689	$(38)

Unrealized Loss Aging for Fixed Maturities, AFS by Type and Length of Time as of December 31, 2019
Successor Company
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
ABS	$51	$—	$14	$—	$65	$—
CLOs	188	(1)	642	(5)	830	(6)
CMBS	93	(2)	9	(1)	102	(3)
Corporate	144	(3)	176	(4)	320	(7)
Foreign govt./govt. agencies	5	—	30	(1)	35	(1)
Municipal	51	—	—	—	51	—
RMBS	80	—	87	(1)	167	(1)
U.S. Treasuries	13	—	—	—	13	—
Total fixed maturities, AFS in an unrealized loss position	$625	$(6)	$958	$(12)	$1,583	$(18)

Financing Receivable, Allowance for Credit Loss
Mortgage Loans
ACL on Mortgage Loans
The Company reviews mortgage loans on a quarterly basis to estimate the ACL, with changes in the ACL recorded in net realized capital gains and losses. Apart from an ACL recorded on individual mortgage loans where the borrower is experiencing financial difficulties, the Company records an ACL on the pool of mortgage loans based on lifetime expected credit losses. The Company utilizes a third-party forecasting model to estimate lifetime expected credit losses at a loan level under multiple economic scenarios. The scenarios use macroeconomic data provided by an internationally recognized economics firm that generates forecasts of varying economic factors such as GDP growth, unemployment and interest rates. The economic scenarios are projected over 10 years. The first two to four years of the 10-year period assume a specific modeled economic scenario (including moderate upside, moderate recession and severe recession scenarios) and then revert to historical long-term assumptions over the remaining period. Using these economic scenarios, the forecasting model projects property-specific operating income and capitalization rates used to estimate the value of a future operating income stream. The operating income and the property valuations derived from capitalization rates are compared to loan payment and principal amounts to create debt-service coverage ratios ("DSCRs") and LTVs over the forecast period. The model overlays historical data about mortgage loan performance based on DSCRs and LTVs and projects the probability of default, amount of loss given a default and resulting expected loss through maturity for each loan under each economic scenario. Economic scenarios are probability-weighted based on a statistical analysis of the forecasted economic factors and qualitative analysis. The Company records the change in the ACL on mortgage loans based on the weighted-average expected credit losses across the selected economic scenarios.
In response to significant economic stress experienced as a result of the COVID-19 pandemic during 2020 the Company increased the weight of both a moderate and severe recession in our estimate of the ACL. The Company continues to monitor economic uncertainty including rising COVID-19 infections leading to short-term lockdowns and the corresponding impact that this might have on the mortgage loan portfolio.
The ultimate impact to the Company’s financial statements could vary significantly from our estimates depending on, among other things, the duration and severity of the pandemic, the duration and severity of the economic downturn and the degree to which federal, state and local government actions to mitigate the economic impact of COVID-19 are effective. The impact on our commercial mortgage loan portfolio will also be impacted by borrower behavior in response to the economic stress. Borrowers with lower LTVs have an incentive to continue to make payments of principal and/or interest in order to preserve the equity they have in the underlying commercial real estate properties. As property values decline, borrowers have less incentive to continue to make payments.
When a borrower is experiencing financial difficulty, including when foreclosure is probable, the Company measures an ACL on individual mortgage loans.The ACL is established for any shortfall between the amortized cost of the loan and the fair value of the collateral less costs to sell. Estimates of collectibility from an individual borrower require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower's ability to pay and/or the value of underlying collateral such as changes in projected property value estimates. As of December 31, 2020 (Successor Company), the Company did not have any mortgage loans for which an ACL was established on an individual basis.
There were no mortgage loans held-for-sale as of December 31, 2020 or 2019 (Successor Company). As of December 31, 2020 (Successor Company), the Company had no mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.
Prior to January 1, 2020, the accounting model was based on an incurred loss approach. Mortgage loans were considered to be impaired when management estimated that, based upon current information and events, it was probable that the Company would be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that were deemed impaired, a valuation allowance was established for the difference between the carrying amount and estimated value. Changes in valuation allowances were recorded in net realized capital gains and losses.

ACL on Mortgage Loans
	Successor Company			Predecessor Company
	For the Years Ended December 31,		June 1, 2018 to December 31, 2018	January 1, 2018 to May 31, 2018
	2020	2019
Balance as of January 1,	$—	$5	$—	$—
Cumulative effect of accounting changes [1]	9
Adjusted beginning ACL [2]	9	5	—	—
Current period provision (release)	8	(5)	5	—
Balance as of December 31,	$17	$—	$5	$—
[1] Represents the establishment of ACL recorded on adoption of accounting guidance for credit losses on January 1, 2020. For further                 information, refer to Note 1 - Basis of Presentation and Significant Accounting Policies.
[2] Prior to adoption of accounting guidance for credit losses on January 1, 2020, amounts were presented as a valuation allowance on mortgage loans.
The increase in the allowance for the year-ended December 31, 2020 (Successor Company) is the result of the COVID-19 pandemic and its impacts on the economic forecasts, as discussed above, as well as lower estimated property values and operating income as compared to the prior year.

Financing Receivable Credit Quality Indicators

Mortgage Loans LTV & DSCR by Origination Year as of December 31, 2020 (Successor Company)
	2020		2019		2018		2017		2016		2015 & Prior		Total
Loan-to-Value	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost [1]	Avg. DSCR
65% - 80%	6	1.24x	78	1.56x	175	1.75x	94	1.98x	1	2.95x	54	1.12x	408	1.68x
Less than 65%	164	2.26x	207	2.95x	178	2.24x	248	2.35x	176	2.90x	728	2.29x	1,701	2.44x
Total mortgage loans	$170	2.23x	$285	2.56x	$353	1.99x	$342	2.25x	$177	2.90x	$782	2.21x	$2,109	2.29x
[1] Amortized cost of mortgage loans excludes ACL of $17.

Mortgage Loans LTV & DSCR as of December 31, 2019 (Successor Company)
Loan-to-Value	Amortized Cost	Avg. DSCR
65% - 80%	$269	1.74x
Less than 65%	1,972	2.44x
Total mortgage loans	$2,241	2.36x

SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Text Block]

Mortgage Loans LTV & DSCR by Origination Year as of December 31, 2020 (Successor Company)
	2020		2019		2018		2017		2016		2015 & Prior		Total
Loan-to-Value	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost	Avg. DSCR	Amortized Cost [1]	Avg. DSCR
65% - 80%	6	1.24x	78	1.56x	175	1.75x	94	1.98x	1	2.95x	54	1.12x	408	1.68x
Less than 65%	164	2.26x	207	2.95x	178	2.24x	248	2.35x	176	2.90x	728	2.29x	1,701	2.44x
Total mortgage loans	$170	2.23x	$285	2.56x	$353	1.99x	$342	2.25x	$177	2.90x	$782	2.21x	$2,109	2.29x
[1] Amortized cost of mortgage loans excludes ACL of $17.

Mortgage Loans by Region
	Successor Company
	December 31, 2020		December 31, 2019
	Amortized Cost [1]	Percent of Total	Amortized Cost	Percent of Total
East North Central	$80	3.8%	$67	3.0%
East South Central	19	0.9%	19	0.9%
Middle Atlantic	154	7.3%	204	9.1%
Mountain	78	3.7%	75	3.3%
New England	83	3.9%	85	3.8%
Pacific	562	26.7%	646	28.8%
South Atlantic	569	27.0%	510	22.8%
West South Central	213	10.1%	209	9.3%
Other [2]	351	16.6%	426	19.0%
Total mortgage loans	$2,109	100%	$2,241	100%
[1]Amortized cost of mortgage loans excludes ACL of $17.
[2]Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type
	Successor Company
	December 31, 2020		December 31, 2019
	Amortized Cost [1]	Percent of Total	Amortized Cost	Percent of Total
Commercial
Industrial	$602	28.6%	$603	26.9%
Lodging	22	1.0%	24	1.1%
Multifamily	536	25.4%	576	25.7%
Office	481	22.8%	471	21.0%
Retail	418	19.8%	398	17.8%
Single Family	50	2.4%	120	5.3%
Other	—	—%	49	2.2%
Total mortgage loans	$2,109	100%	$2,241	100%
[1]Amortized cost of mortgage loans excludes ACL of $17.

Offsetting Liabilities [Table Text Block]

Repurchase Agreements
	Successor Company
	December 31, 2020	December 31, 2019
	Fair Value	Fair Value
Repurchase agreements:
Gross amount of recognized liabilities for repurchase agreements	$262	$269
Gross amount of collateral pledged related to repurchase agreements [1]	$267	$273
Gross amount of recognized receivables for reverse repurchase agreements [2]	$28	$10
[1]Collateral pledged is included within fixed maturities, AFS and short-term investments on the Company's Consolidated Balance Sheets.
[2]Collateral received is included within short-term investments on the Company's Consolidated Balance Sheets.

Offsetting Derivative Assets and Liabilities (Successor Company)
	(i)	(ii)	(iii) = (i) - (ii)			(v) = (iii) - (iv)
			Net Amounts Presented on the Statement of Financial Position		Collateral Disallowed for Offset on the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset on the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2020
Other investments	$304	$295	$12	$(3)	$—	$9
Other liabilities	(772)	(279)	(480)	(13)	(488)	(5)
As of December 31, 2019
Other investments	$207	$187	$72	$(52)	$8	$12
Other liabilities	(295)	(91)	(160)	(44)	(204)	—
[1]Included in other invested assets on the Company's Consolidated Balance Sheets.
[2]Included in other liabilities on the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.
[3]Included in other investments on the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.
[4]Excludes collateral associated with exchange-traded derivative instruments.